Note 13 - Pension Plans and Other Postretirement Benefits - Amounts Recognized in the Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Noncurrent liabilities	$ (163.0)	$ (235.9)
Spire Missouri [Member]
Noncurrent liabilities	(115.5)	(159.5)
Spire Alabama Inc [Member]
Noncurrent liabilities	(40.5)	(66.7)
Pension Plan [Member]
Current liabilities	(1.1)	(0.8)
Noncurrent liabilities	(130.6)	(189.9)
Total	(131.7)	(190.7)
Pension Plan [Member] | Spire Missouri [Member]
Current liabilities	(1.1)	(0.8)
Noncurrent liabilities	(83.6)	(114.2)
Total	(84.7)	(115.0)
Pension Plan [Member] | Spire Alabama Inc [Member]
Current liabilities	0.0	0.0
Noncurrent liabilities	(40.5)	(66.6)
Total	(40.5)	(66.6)
Other Postretirement Benefits Plan [Member]
Current liabilities	(0.3)	(0.5)
Noncurrent liabilities	(34.7)	(47.0)
Noncurrent assets	151.6	170.2
Total	116.6	122.7
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member]
Current liabilities	(0.3)	(0.5)
Noncurrent liabilities	(34.7)	(47.0)
Noncurrent assets	96.9	117.5
Total	61.9	70.0
Other Postretirement Benefits Plan [Member] | Spire Alabama Inc [Member]
Current liabilities	0.0	0.0
Noncurrent liabilities	0.0	0.0
Noncurrent assets	53.4	51.4
Total	$ 53.4	$ 51.4